INVESTMENTS - Equity securities with readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity securities with readily determinable fair values
Equity securities with readily determinable fair values, Cost	¥ 5,517	¥ 4,070
Equity securities with readily determinable fair values, Gross Unrealized Gains, including foreign exchange adjustment	6,958	5,097
Equity securities with readily determinable fair values, Gross Unrealized Losses, including foreign exchange adjustment	(541)	(596)
Equity securities with readily determinable fair values, Fair value	¥ 11,934	¥ 8,571